Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Schedule of Components of Basic and Diluted Earnings Per Share

Components of basic and diluted earnings per share were as follows for the six months ended June 30, 2020 and 2019:

	Six Months Ended	Six Months Ended
	June 30, 2020	June 30, 2019
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to the Company	$(7,676,645)	$(1,815,273)
Denominator:
Weighted average outstanding ordinary shares-Basic*	7,075,611	6,960,053
Weighted average outstanding ordinary shares- Diluted*	7,075,611	6,960,053
Loss per share attributable to the Company*
Basic	$(1.08)	$(0.24)
Diluted	$(1.08)	$(0.24)

*On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.